Borrowings - Summary of Details of Borrowings (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 55,789,869	₩ 40,859,845
The Korea Development Bank and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 19,806,869	13,292,759
The Korea Development Bank and others | Bottom of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
The Korea Development Bank and others | Top of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	8.79%
Korea Securities Finance Corporation and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 2,189,510	1,935,906
Korea Securities Finance Corporation and others | Bottom of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	1.39%
Korea Securities Finance Corporation and others | Top of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	6.96%
SEMAS and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 2,670,867	2,683,056
SEMAS and others | Bottom of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
SEMAS and others | Top of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	3.23%
Borrowings in foreign currencies
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 21,925,974	15,645,623
Shinhan Bank and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 914,360	171,482
Shinhan Bank and others | Bottom of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	2.49%
Shinhan Bank and others | Top of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	6.53%
Borrowings in Korean won
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 33,863,895	25,214,222
The Bank of Korea
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 8,282,289	7,131,019
The Bank of Korea | Bottom of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.25%
The Bank of Korea | Top of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	1.75%
Bank of China Seoul Branch and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 18,266	2,143
Central Bank of Uzbekistan and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 16,296,725	13,396,379
Central Bank of Uzbekistan and others | Bottom of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
Central Bank of Uzbekistan and others | Top of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	14.00%
The Export-Import Bank of Korea and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 38,249	24,867
The Export-Import Bank of Korea and others | Bottom of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	5.07%
The Export-Import Bank of Korea and others | Top of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	5.89%
Standard Chartered Bank and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 5,572,734	₩ 2,222,234
Standard Chartered Bank and others | Bottom of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
Standard Chartered Bank and others | Top of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	8.00%